AST LARGE-CAP EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Long-Term Investments — 99.0%
Common Stocks — 95.4%
Aerospace & Defense — 2.9%
ATI, Inc.*	45,600	$6,632,976
Boeing Co. (The)*	18,631	3,708,128
FTAI Aviation Ltd.(a)	2,860	700,700
General Dynamics Corp.	10,800	3,706,776
General Electric Co.	11,010	3,124,308
Howmet Aerospace, Inc.	36,119	8,323,985
L3Harris Technologies, Inc.	4,700	1,622,205
Lockheed Martin Corp.	4,539	2,743,326
Moog, Inc. (Class A Stock)	600	175,584
Northrop Grumman Corp.	15,552	10,610,196
RTX Corp.	41,434	7,992,619
Woodward, Inc.	7,000	2,505,440
		51,846,243
Air Freight & Logistics — 0.1%
United Parcel Service, Inc. (Class B Stock)	11,030	1,085,131
Automobile Components — 0.4%
Aptiv PLC*	63,500	4,409,440
Dana, Inc.	77,000	2,591,050
LCI Industries	2,100	258,258
		7,258,748
Automobiles — 1.2%
Ford Motor Co.	153,000	1,765,620
General Motors Co.	94,684	7,053,958
Tesla, Inc.*	35,330	13,133,928
		21,953,506
Banks — 2.7%
Bank of America Corp.	93,092	4,538,235
Citigroup, Inc.	73,000	8,278,930
JPMorgan Chase & Co.	35,554	10,458,565
Truist Financial Corp.	14,800	680,356
U.S. Bancorp	48,016	2,497,312
Wells Fargo & Co.	259,596	20,666,437
		47,119,835
Beverages — 0.6%
Coca-Cola Co. (The)	74,181	5,641,465
Monster Beverage Corp.*	8,600	623,156
PepsiCo, Inc.	29,190	4,532,915
		10,797,536
Biotechnology — 2.9%
AbbVie, Inc.	107,223	23,319,930
Amgen, Inc.	23,979	8,437,011
Biogen, Inc.*	5,620	1,030,315
Gilead Sciences, Inc.	59,947	8,354,813
Incyte Corp.*	4,900	461,188
Regeneron Pharmaceuticals, Inc.	6,962	5,379,120
Vertex Pharmaceuticals, Inc.*	9,382	4,189,438
		51,171,815
Broadline Retail — 3.2%
Amazon.com, Inc.*	252,300	52,546,521
	Shares	Value
Common Stocks (continued)
Broadline Retail (cont’d.)
eBay, Inc.	19,174	$1,745,218
Macy’s, Inc.	83,900	1,517,751
		55,809,490
Building Products — 0.7%
Carlisle Cos., Inc.	66	22,019
Carrier Global Corp.(a)	36,449	2,052,443
Johnson Controls International PLC	5,700	746,415
Lennox International, Inc.	1,580	733,326
Trane Technologies PLC	22,584	9,411,656
		12,965,859
Capital Markets — 2.9%
Ameriprise Financial, Inc.	4,375	1,944,250
Bank of New York Mellon Corp. (The)	58,997	6,998,814
Blackrock, Inc.	800	769,368
Blackstone, Inc.	55,345	6,364,121
Charles Schwab Corp. (The)	43,300	4,069,334
CME Group, Inc.	4,736	1,398,778
Intercontinental Exchange, Inc.	14,457	2,273,797
LPL Financial Holdings, Inc.	3,810	1,146,162
Moody’s Corp.	3,387	1,477,579
Morgan Stanley	104,828	17,251,544
Northern Trust Corp.	43,200	6,029,424
Piper Sandler Cos.	2,800	214,340
Raymond James Financial, Inc.	2,700	390,933
S&P Global, Inc.	890	378,553
		50,706,997
Chemicals — 0.6%
Ecolab, Inc.	7,693	2,046,492
Linde PLC	10,202	5,057,744
Sherwin-Williams Co. (The)	11,826	3,790,824
Solstice Advanced Materials, Inc.	4,721	359,551
		11,254,611
Commercial Services & Supplies — 0.6%
Cintas Corp.	7,794	1,318,277
Deluxe Corp.	39,360	1,083,975
Rollins, Inc.(a)	17,356	926,984
Veralto Corp.	11,550	1,021,251
Waste Management, Inc.	25,681	5,901,237
		10,251,724
Communications Equipment — 0.6%
Arista Networks, Inc.*	33,200	4,076,296
Ciena Corp.*	7,400	2,872,902
Cisco Systems, Inc.	13,606	1,055,690
Motorola Solutions, Inc.	3,523	1,528,876
Viavi Solutions, Inc.*	32,600	1,084,928
		10,618,692
Construction & Engineering — 0.2%
Comfort Systems USA, Inc.	1,550	2,137,434
EMCOR Group, Inc.	115	84,906
Tutor Perini Corp.	13,300	1,026,627
		3,248,967
A1

AST LARGE-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Construction Materials — 0.6%
Vulcan Materials Co.	36,770	$10,012,471
Consumer Finance — 1.0%
American Express Co.	52,212	15,793,086
Synchrony Financial	19,800	1,346,796
		17,139,882
Consumer Staples Distribution & Retail — 2.3%
BJ’s Wholesale Club Holdings, Inc.*	16,291	1,603,360
Costco Wholesale Corp.	8,448	8,417,841
Dollar General Corp.(a)	15,300	1,816,569
Dollar Tree, Inc.*(a)	6,700	733,717
Kroger Co. (The)	48,330	3,497,159
Sysco Corp.	74,034	5,280,845
Target Corp.	18,390	2,228,868
Walmart, Inc.	135,326	16,818,315
		40,396,674
Containers & Packaging — 0.1%
Avery Dennison Corp.	4,180	721,802
International Paper Co.	21,972	784,401
		1,506,203
Diversified Consumer Services — 0.3%
ADT, Inc.	445,000	2,923,650
Laureate Education, Inc.*	7,900	275,236
Perdoceo Education Corp.	35,700	1,328,397
		4,527,283
Diversified Telecommunication Services — 0.8%
AT&T, Inc.	183,000	5,305,170
Comcast Corp. (Class A Stock)	50,800	1,458,468
Verizon Communications, Inc.	154,726	7,767,245
		14,530,883
Electric Utilities — 2.1%
Entergy Corp.	86,950	9,769,702
FirstEnergy Corp.(a)	40,200	2,036,532
NextEra Energy, Inc.	146,278	13,586,301
NRG Energy, Inc.	7,753	1,133,023
PG&E Corp.	173,300	3,044,881
Southern Co. (The)	78,035	7,531,938
		37,102,377
Electrical Equipment — 1.5%
AMETEK, Inc.	1,400	300,104
Eaton Corp. PLC	41,667	14,903,036
Emerson Electric Co.(a)	24,645	3,228,988
GE Vernova, Inc.	3,700	3,229,730
nVent Electric PLC	13,700	1,620,436
Rockwell Automation, Inc.	1,700	610,096
Vertiv Holdings Co. (Class A Stock)	6,849	1,716,222
		25,608,612
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp. (Class A Stock)	39,551	4,997,269
Avnet, Inc.	7,600	468,312
CDW Corp.	3,620	438,092
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
ePlus, Inc.	4,800	$361,200
Jabil, Inc.	4,489	1,192,413
Keysight Technologies, Inc.*	15,400	4,348,498
Napco Security Technologies, Inc.	44,900	1,768,611
TE Connectivity PLC (Switzerland)	8,900	1,860,278
		15,434,673
Energy Equipment & Services — 0.6%
Baker Hughes Co.	162,225	9,903,836
Weatherford International PLC	3,600	340,488
		10,244,324
Entertainment — 1.6%
Live Nation Entertainment, Inc.*(a)	6,710	1,023,342
Netflix, Inc.*	116,020	11,155,323
ROBLOX Corp. (Class A Stock)*	12,430	703,041
Walt Disney Co. (The)	150,666	14,521,189
Warner Music Group Corp. (Class A Stock)	902	23,037
		27,425,932
Financial Services — 4.0%
Berkshire Hathaway, Inc. (Class A Stock)*	8	5,745,120
Berkshire Hathaway, Inc. (Class B Stock)*	5,756	2,758,275
Corpay, Inc.*(a)	2,987	869,187
Equitable Holdings, Inc.	6,467	239,990
Fidelity National Information Services, Inc.	129,850	6,091,264
Fiserv, Inc.*	76,000	4,240,800
Global Payments, Inc.	30,700	2,066,110
Mastercard, Inc. (Class A Stock)	65,811	32,883,124
Remitly Global, Inc.*	48,800	764,696
Visa, Inc. (Class A Stock)	50,133	15,152,198
		70,810,764
Food Products — 0.7%
General Mills, Inc.(a)	152,200	5,664,884
Hain Celestial Group, Inc. (The)*	257,590	179,746
Hershey Co. (The)	5,967	1,240,480
J.M. Smucker Co. (The)	15,000	1,446,600
Mondelez International, Inc. (Class A Stock)	69,830	4,025,001
Smithfield Foods, Inc.	13,500	377,595
		12,934,306
Ground Transportation — 0.5%
CSX Corp.	50,730	2,082,467
Uber Technologies, Inc.*	26,000	1,870,180
Union Pacific Corp.	19,071	4,627,006
XPO, Inc.*	975	189,686
		8,769,339
Health Care Equipment & Supplies — 1.7%
Abbott Laboratories	2,800	287,476
Boston Scientific Corp.*	62,858	3,944,340

A2

AST LARGE-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Dexcom, Inc.*	9,060	$568,968
Edwards Lifesciences Corp.*	64,902	5,197,352
IDEXX Laboratories, Inc.*	2,161	1,214,244
Medtronic PLC	93,522	8,103,682
Stryker Corp.	33,502	11,008,422
		30,324,484
Health Care Providers & Services — 1.1%
Cardinal Health, Inc.	24,000	5,071,440
Cencora, Inc.	3,829	1,202,842
Centene Corp.*	52,300	1,712,302
Cigna Group (The)	6,800	1,813,900
CVS Health Corp.	78,400	5,630,688
DaVita, Inc.*	2,621	402,822
McKesson Corp.	2,100	1,817,256
UnitedHealth Group, Inc.	4,400	1,190,596
		18,841,846
Hotels, Restaurants & Leisure — 1.8%
Bloomin’ Brands, Inc.	126,200	681,480
Booking Holdings, Inc.	1,330	5,599,726
Chipotle Mexican Grill, Inc.*	84,860	2,716,369
Darden Restaurants, Inc.	5,188	1,017,055
DoorDash, Inc. (Class A Stock)*	15,112	2,269,067
Expedia Group, Inc.	10,104	2,332,912
Las Vegas Sands Corp.	18,682	1,006,586
Marriott International, Inc. (Class A Stock)	6,551	2,142,636
McDonald’s Corp.	41,596	12,927,621
Royal Caribbean Cruises Ltd.(a)	5,191	1,428,459
		32,121,911
Household Durables — 0.0%
NVR, Inc.*	120	790,780
Household Products — 0.6%
Clorox Co. (The)	2,649	274,516
Colgate-Palmolive Co.(a)	15,040	1,281,859
Energizer Holdings, Inc.	18,900	310,338
Kimberly-Clark Corp.(a)	13,190	1,272,439
Procter & Gamble Co. (The)(a)	50,002	7,222,289
		10,361,441
Independent Power & Renewable Electricity Producers — 0.1%
Hallador Energy Co.*	13,200	214,896
Vistra Corp.	14,613	2,196,772
		2,411,668
Industrial Conglomerates — 0.3%
3M Co.	11,686	1,697,158
Honeywell International, Inc.	17,554	3,967,730
		5,664,888
Industrial REITs — 0.7%
Prologis, Inc.	87,621	11,581,744
Insurance — 2.2%
Allstate Corp. (The)(a)	20,170	4,182,048
American International Group, Inc.	50,200	3,777,550
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Aon PLC (Class A Stock)	6,461	$2,085,482
Arthur J. Gallagher & Co.	42,868	9,284,351
Heritage Insurance Holdings, Inc.*	38,900	1,021,125
Kemper Corp.	32,400	990,144
Marsh & McLennan Cos., Inc.	20,880	3,621,636
MetLife, Inc.	39,000	2,758,080
Progressive Corp. (The)	25,606	5,076,133
Travelers Cos., Inc. (The)(a)	22,661	6,609,761
Willis Towers Watson PLC	169	49,128
		39,455,438
Interactive Media & Services — 7.7%
Alphabet, Inc. (Class A Stock)	219,664	63,166,580
Alphabet, Inc. (Class C Stock)	75,931	21,781,566
Bumble, Inc. (Class A Stock)*	285,200	929,752
Meta Platforms, Inc. (Class A Stock)	88,883	50,852,631
		136,730,529
IT Services — 1.0%
Accenture PLC (Class A Stock)	32,000	6,345,280
Cognizant Technology Solutions Corp. (Class A Stock)	98,200	6,024,570
Gartner, Inc.*	3,440	544,690
GoDaddy, Inc. (Class A Stock)*	5,520	456,338
International Business Machines Corp.	19,860	4,813,865
		18,184,743
Life Sciences Tools & Services — 0.6%
Danaher Corp.	30,800	5,839,680
Thermo Fisher Scientific, Inc.	7,615	3,743,001
Waters Corp.*	2,640	786,192
		10,368,873
Machinery — 1.7%
Caterpillar, Inc.	21,845	15,476,309
Crane Co.	1,600	273,600
Cummins, Inc.	8,100	4,357,962
Deere & Co.	9,622	5,420,072
ESCO Technologies, Inc.	3,000	844,110
Illinois Tool Works, Inc.	5,709	1,485,996
Kennametal, Inc.	8,400	303,492
Proto Labs, Inc.*	20,200	1,151,804
Worthington Enterprises, Inc.	16,300	849,882
		30,163,227
Media — 0.0%
Charter Communications, Inc. (Class A Stock)*(a)	3,191	688,873
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	7,800	458,484
Newmont Corp.	11,000	1,190,750
Nucor Corp.	7,900	1,335,890
Southern Copper Corp. (Mexico)	1,703	293,018
Warrior Met Coal, Inc.	14,700	1,369,305
		4,647,447

A3

AST LARGE-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Multi-Utilities — 0.1%
WEC Energy Group, Inc.(a)	14,437	$1,671,372
Oil, Gas & Consumable Fuels — 2.7%
Antero Midstream Corp.	28,000	638,400
Cheniere Energy, Inc.	9,198	2,610,025
Chevron Corp.	50,700	10,489,830
ConocoPhillips	81,100	10,705,200
Devon Energy Corp.(a)	41,400	2,083,248
Diamondback Energy, Inc.	1,300	257,127
EQT Corp.	24,646	1,568,471
Exxon Mobil Corp.	85,326	14,476,409
Kinder Morgan, Inc.	77,670	2,604,275
Peabody Energy Corp.	4,600	151,570
Targa Resources Corp.	8,952	2,244,535
Texas Pacific Land Corp.(a)	1,470	697,603
		48,526,693
Passenger Airlines — 0.1%
United Airlines Holdings, Inc.*(a)	14,446	1,330,043
Personal Care Products — 0.0%
Herbalife Ltd.*	15,400	226,688
Pharmaceuticals — 3.7%
Alumis, Inc.*	12,500	275,375
Bristol-Myers Squibb Co.	47,775	2,897,554
Eli Lilly & Co.	39,385	36,225,141
Johnson & Johnson	77,937	19,050,920
Merck & Co., Inc.	27,017	3,249,875
Pfizer, Inc.	99,920	2,805,754
Zoetis, Inc.	7,778	919,437
		65,424,056
Professional Services — 0.5%
Automatic Data Processing, Inc.(a)	17,539	3,563,574
Booz Allen Hamilton Holding Corp.	6,640	518,119
Broadridge Financial Solutions, Inc.(a)	5,152	837,097
Clarivate PLC*(a)	999,100	2,527,723
Concentrix Corp.(a)	12,500	342,000
Paychex, Inc.	8,403	774,085
Verisk Analytics, Inc.(a)	4,944	938,124
		9,500,722
Real Estate Management & Development — 0.1%
Jones Lang LaSalle, Inc.*	2,400	730,368
Newmark Group, Inc. (Class A Stock)	12,900	193,371
		923,739
Retail REITs — 0.0%
SITE Centers Corp.	61,530	332,262
Semiconductors & Semiconductor Equipment — 13.8%
Analog Devices, Inc.	11,500	3,658,610
Applied Materials, Inc.	16,600	5,673,714
ASM International NV (Netherlands)(a)	3,030	2,284,256
ASML Holding NV (Netherlands)	7,489	9,891,696
Broadcom, Inc.	134,452	41,614,239
KLA Corp.	2,822	4,155,141
Lam Research Corp.	67,577	14,438,502
Microchip Technology, Inc.	2,900	187,369
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Micron Technology, Inc.	30,914	$10,443,986
NVIDIA Corp.	773,222	134,849,917
NXP Semiconductors NV (Netherlands)(a)	44,562	8,772,475
QUALCOMM, Inc.	10,789	1,389,407
Teradyne, Inc.	20,300	6,018,138
Texas Instruments, Inc.	1,878	364,595
Ultra Clean Holdings, Inc.*	3,400	211,412
		243,953,457
Software — 7.0%
A10 Networks, Inc.	21,000	485,520
Adobe, Inc.*	12,273	2,983,321
AppLovin Corp. (Class A Stock)*	4,061	1,616,278
Autodesk, Inc.*	21,240	5,084,856
Fortinet, Inc.*(a)	12,870	1,051,736
Gen Digital, Inc.(a)	35,088	660,707
Intuit, Inc.	22,674	9,803,784
Manhattan Associates, Inc.*	2,780	370,074
Microsoft Corp.	229,654	85,011,021
Oracle Corp.	91,380	13,442,912
Palo Alto Networks, Inc.*	10,391	1,665,885
ServiceNow, Inc.*	5,691	594,994
Zoom Communications, Inc.*	10,490	843,291
		123,614,379
Specialized REITs — 0.1%
American Tower Corp.	11,872	2,048,870
Specialty Retail — 2.9%
American Eagle Outfitters, Inc.	45,100	753,170
AutoZone, Inc.*	1,634	5,519,293
Best Buy Co., Inc.	11,867	761,861
Burlington Stores, Inc.*	2,772	901,953
Carvana Co.*(a)	2,924	919,247
Chewy, Inc. (Class A Stock)*	6,940	187,380
Dick’s Sporting Goods, Inc.(a)	181	35,891
Home Depot, Inc. (The)	17,961	5,907,193
Lowe’s Cos., Inc.	57,966	13,696,207
Ross Stores, Inc.	33,985	7,362,171
TJX Cos., Inc. (The)	77,671	12,404,059
Tractor Supply Co.(a)	23,737	1,075,286
Ulta Beauty, Inc.*(a)	1,957	1,022,943
Williams-Sonoma, Inc.(a)	5,513	1,005,185
		51,551,839
Technology Hardware, Storage & Peripherals — 7.0%
Apple, Inc.	450,790	114,405,994
Diebold Nixdorf, Inc.*	4,200	316,848
NetApp, Inc.	8,862	907,380
Sandisk Corp.*	1,600	1,016,544
Western Digital Corp.	27,149	7,343,533
		123,990,299
Textiles, Apparel & Luxury Goods — 0.1%
Deckers Outdoor Corp.*(a)	6,249	625,463
Lululemon Athletica, Inc.*	3,107	475,682
NIKE, Inc. (Class B Stock)	159	8,398

A4

AST LARGE-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Tapestry, Inc.	456	$64,346
		1,173,889
Tobacco — 0.1%
Philip Morris International, Inc.	3,500	578,690
Universal Corp.	32,000	1,686,400
		2,265,090
Trading Companies & Distributors — 0.7%
Ferguson Enterprises, Inc.	14,119	3,293,398
United Rentals, Inc.	9,330	6,797,465
W.W. Grainger, Inc.	1,926	2,100,900
		12,191,763
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc.	10,239	2,150,497

Total Common Stocks (cost $1,577,826,511)		1,685,746,427
Unaffiliated Exchange-Traded Fund — 3.6%
iShares Core S&P 500 ETF	96,861	63,270,574
(cost $57,659,403)

Total Long-Term Investments—99.0% (cost $1,635,485,914)		1,749,017,001
Short-Term Investments — 3.4%
Affiliated Mutual Funds — 3.4%
PGIM Core Government Money Market Fund (7-day effective yield 3.781%)(wb)	13,485,633	13,485,633
PGIM Institutional Money Market Fund (7-day effective yield 3.829%) (cost $46,165,384; includes $45,931,232 of cash collateral for securities on loan)(b)(wb)	46,202,323	46,169,981

Total Affiliated Mutual Funds (cost $59,651,017)		59,655,614

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(k)(n) — 0.0%
U.S. Treasury Bills
3.608%	06/16/26	1,100	$1,091,633
(cost $1,091,710)

Total Short-Term Investments (cost $60,742,727)			60,747,247

TOTAL INVESTMENTS—102.4% (cost $1,696,228,641)			1,809,764,248

Liabilities in excess of other assets(z) — (2.4)%			(42,626,488)

Net Assets — 100.0%			$1,767,137,760

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $45,687,980; cash collateral of $45,931,232 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
17	S&P 500 E-Mini Index	Jun. 2026	$5,585,138	$(108,856)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A5